Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7.	PROPERTY, PLANT, AND EQUIPMENT
Year-end
premises and equipment owned and utilized in the operations of the Company were as follows:

	December 31,
(In Thousands)	2021	2020
Land	$689	$821
Buildings and improvements	4,190	4,146
Furniture, fixtures, and equipment	2,939	1,576
Leasehold Improvements	941	—

	8,759	6,543
Accumulated Depreciation	(3,470)	(3,115)

Total	$5,289	$3,428

Depreciation expense was $355 and $244 for 2021 and 2020, respectively.